Note 5 - Advances for Vessels Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2013
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances For Vessels Under Construction And Acquisitions [Text Block]
5.	Advances for Vessels Under Construction and Acquisitions

The amount shown in the accompanying consolidated balance sheet as of December 31, 2012 of $19,321,045 mainly represents advance payments to sellers for four LPG carriers under construction (see Note 3).

The amount shown in the accompanying consolidated balance sheet as of December 31, 2013 of $70,577,435 mainly represents advance payments to sellers for four LPG carriers under construction contracted in 2012 (see Note 3), advance payments to sellers for five LPG carriers under construction contracted in 2013 and advance payments to a ship-builder for six LPG carriers under construction contracted in 2013.

For the years ended December 31, 2012 and 2013, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

Balance, December 31, 2011	22,347,811
Advances for vessels under construction and acquisitions	61,632,129
Capitalized interest	281,484
Capitalized expenses	721,220
Vessels delivered	(65,661,599)
Balance, December 31, 2012	19,321,045
Advances for vessels under construction and acquisitions	50,396,200
Capitalized interest	819,296
Capitalized expenses	40,894
Balance, December 31, 2013	70,577,435

During 2013, the Company entered into separate agreements to acquire twelve LPG carriers under construction, which are scheduled to be delivered between March 2014 and August 2015. The total consideration payable for these vessels amounts to $228,616,400 and advances of $50,396,200 were paid in 2013.